Loans and Allowance for Credit Losses, PCI, by Delinquency Status, Commercial (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
90+ DPD and still accruing	$ 23,219	$ 23,245
Purchased Credit Impaired Loans	26,727	30,968	58,797
Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
90+ DPD and still accruing	4,500	6,000
Total Commercial [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Purchased Credit Impaired Loans	2,504	3,977	18,704
Total Commercial [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	2,249	3,442
30-89 DPD and still accruing	48	78
90+ DPD and still accruing	207	457
Purchased Credit Impaired Loans	2,504	3,977
Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Purchased Credit Impaired Loans	215	259	4,580
Commercial and Industrial Loans [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	210	235
30-89 DPD and still accruing	5	1
90+ DPD and still accruing	0	23
Purchased Credit Impaired Loans	215	259
Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Purchased Credit Impaired Loans	1,136	1,970	5,803
Commercial Real Estate Mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	1,052	1,804
30-89 DPD and still accruing	41	26
90+ DPD and still accruing	43	140
Purchased Credit Impaired Loans	1,136	1,970
Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Purchased Credit Impaired Loans	433	877	6,462
Commercial Real Estate Construction [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	355	699
30-89 DPD and still accruing	2	51
90+ DPD and still accruing	76	127
Purchased Credit Impaired Loans	433	877
Foreign Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Purchased Credit Impaired Loans	720	871	1,859
Foreign Loans [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	632	704
30-89 DPD and still accruing	0	0
90+ DPD and still accruing	88	167
Purchased Credit Impaired Loans	$ 720	$ 871